Description of the business and summary of significant accounting policies - Aircraft, rotable spare parts, furniture and equipment, net (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 MXN ($) agreement aircraft	Dec. 31, 2019 MXN ($) agreement engine aircraft	Dec. 31, 2018 MXN ($) agreement engine aircraft
Aircraft, rotable spare parts, furniture and equipment, net
Maintenance deposits expensed as supplemental rent	$ 421,030	$ 295,720	$ 299,601
Number of aircraft added to fleet | aircraft	7	7	10
Number of aircraft with lease term extended | agreement	2	1	2
Number of engine agreements for which lease term extended | engine		1	2
Maintenance deposits expensed to contingent rent prior to lease extensions	$ 0
Length of time before routine aircraft and engine maintenance is required	22 months
Depreciation	$ 797,827	$ 587,849	$ 427,756
Capitalized borrowing costs	$ 384,038	$ 456,313	$ 357,920
Rate used to determine amount of borrowing cost	3.58%	5.10%	4.41%
Flight equipment
Aircraft, rotable spare parts, furniture and equipment, net
Depreciation	$ 73,952	$ 84,888
Constructions and improvements
Aircraft, rotable spare parts, furniture and equipment, net
Depreciation	16,379	14,721
Computer equipment
Aircraft, rotable spare parts, furniture and equipment, net
Depreciation	$ 7,613	7,074
Annual depreciation rate	25.00%
Workshop tools
Aircraft, rotable spare parts, furniture and equipment, net
Depreciation	$ 2,374	1,938
Annual depreciation rate	33.30%
Electric power equipment
Aircraft, rotable spare parts, furniture and equipment, net
Depreciation	$ 1,373	1,084
Annual depreciation rate	10.00%
Communications equipment
Aircraft, rotable spare parts, furniture and equipment, net
Depreciation	$ 1,095	933
Annual depreciation rate	10.00%
Workshop machinery and equipment
Aircraft, rotable spare parts, furniture and equipment, net
Depreciation	$ 1,549	1,044
Annual depreciation rate	10.00%
Motorized transport equipment platform
Aircraft, rotable spare parts, furniture and equipment, net
Annual depreciation rate	25.00%
Service carts on board
Aircraft, rotable spare parts, furniture and equipment, net
Depreciation	$ 558	278
Annual depreciation rate	20.00%
Office furniture and equipment
Aircraft, rotable spare parts, furniture and equipment, net
Depreciation	$ 5,768	5,854
Annual depreciation rate	10.00%
Leasehold improvements to flight equipment
Aircraft, rotable spare parts, furniture and equipment, net
Additions	$ 646,219	659,082
Amortization of major maintenance leasehold improvement	652,091	450,371
Depreciation	684,633	469,694
Rotable spare parts, furniture and equipment assets
Aircraft, rotable spare parts, furniture and equipment, net
Impairment charges on rotable spare parts, furniture and equipment	$ 0	$ 0	$ 0
Minimum
Aircraft, rotable spare parts, furniture and equipment, net
Duration of routine aircraft and engine maintenance	7 days
Length of time before major aircraft and engine maintenance is required	5 years
Minimum | Flight equipment
Aircraft, rotable spare parts, furniture and equipment, net
Annual depreciation rate	4.00%
Maximum
Aircraft, rotable spare parts, furniture and equipment, net
Duration of routine aircraft and engine maintenance	14 days
Duration of major aircraft and engine maintenance	42 days
Length of time before major aircraft and engine maintenance is required	6 years
Maximum | Flight equipment
Aircraft, rotable spare parts, furniture and equipment, net
Annual depreciation rate	16.70%